SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	6 Months Ended		12 Months Ended
	Aug. 31, 2025 USD ($) Segment	Aug. 31, 2024 USD ($)	Feb. 28, 2025 USD ($) Segment	Feb. 29, 2024 USD ($)	Aug. 31, 2025 SGD ($)	Feb. 28, 2025 SGD ($)
Government grant received	$ 55,000	$ 37,000	$ 114,000	$ 58,000
Contributions plan	$ 80,000.00	80,000.00	$ 200,000	100,000
Number of reportable segment | Segment	1		1
Singapore deposit insured amount	$ 74,444				$ 100,000
Cash	60,000.00	60,000.00	$ 80,000.00
Restricted cash	300,000	300,000	400,000
Government grant received			100,000	$ 100,000
SINGAPORE
Singapore deposit insured amount	74,444		74,444		$ 100,000	$ 100,000
Deposit subject to credit risk	$ 300,000	$ 300,000	$ 400,000